Property, plant and equipment - Useful life of assets (Details)	12 Months Ended
Dec. 31, 2025
Minimum | Freehold buildings
Property, plant and equipment
Useful life of assets	20 years
Minimum | Leasehold land and buildings
Property, plant and equipment
Useful life of assets	20 years
Minimum | Plant and machinery
Property, plant and equipment
Useful life of assets	10 years
Minimum | Equipment and vehicles
Property, plant and equipment
Useful life of assets	3 years
Maximum | Freehold buildings
Property, plant and equipment
Useful life of assets	50 years
Maximum | Leasehold land and buildings
Property, plant and equipment
Useful life of assets	50 years
Maximum | Plant and machinery
Property, plant and equipment
Useful life of assets	20 years
Maximum | Equipment and vehicles
Property, plant and equipment
Useful life of assets	10 years